Income Taxes - Summary of Activity Related to Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrecognized Tax Benefits [Line Items]
Balance at January 1	$ 64,767	$ 71,981	$ 86,921
Increases related to current year tax positions	2,900	3,665	5,283
Increases related to prior year tax positions	900	5,064	6,264
Decreases related to prior year tax positions		(14,259)	(20,686)
Expiration of statute of limitations for the assessment of taxes		(1,684)	(5,801)
Balance at December 31		$ 64,767	$ 71,981